N-4	Dec. 12, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	Dec. 12, 2025
Amendment Flag	false
C000257295 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]
The following table replaces the current table in its entirety in Appendix A:

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 6	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large- Cap Equity	American Beacon Man Large Cap Growth Fund 3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	23.60%	14.47%	12.68%*
	Capital Appreciation Fund 2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.63%	16.89%	13.64%
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	9.75%	12.60%	8.77%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	15.84%	14.44%	13.99%
	Large Cap Core 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPM	0.72%	None	0.72%	6.55%	12.89%	12.75%
	Nasdaq-100 ® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	14.41%	17.75%	17.33%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	13.17%	15.59%	12.50%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	11.71%	14.80%	12.00%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	15.29%	11.59%	13.26%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	12.47%	13.48%	8.35%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.18%	14.20%	11.69%
	Vanguard Windsor II Fund 3 – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 6	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	13.34%	13.15%	11.91%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	3.31%	13.90%	7.67%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	1.60%	12.49%	8.35%
Domestic Small- Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	2.41%	3.97%	8.86%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	0.73%	9.22%	6.32%
	Small Cap Special Values Fund 2 Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.90%	None	0.90%	-7.66%	11.31%	6.92%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	-2.78%	12.63%	5.49%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	9.68%	6.82%	3.43%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	11.22%	10.60%	7.42%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 6	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	11.67%	7.03%	3.70%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	12.32%	10.98%	5.58%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.84%	None	0.84%	18.44%	8.35%	7.21%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	10.84%	5.87%	5.54%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	16.84%	13.30%	4.64%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	9.87%	3.96%	2.91%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33%	2.54%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.90%	None	0.90%	16.20%	15.03%	16.65%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 6	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.11%	None	0.11%	10.55%	10.88%	7.50%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	8.30%	10.58%	6.16%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.13%	None	0.13%	7.73%	5.68%	4.46%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.10%	None	0.10%	9.14%	8.79%	6.49%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	7.60%	6.55%	5.60%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	7.67%	7.08%	6.05%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	7.78%	7.86%	6.58%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	8.16%	8.81%	7.17%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	8.56%	9.81%	7.73%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	8.97%	10.70%	8.22%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	9.26%	11.36%	8.56%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	9.38%	11.50%	8.26%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	9.39%	11.49%	8.60%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	9.46%	11.50%	8.60%
	Vanguard LifeStrategy Conservative Growth Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund 3, 4 – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund 3, 4 – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	14.76%	8.15%	8.36%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 6	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	5.68%	-0.23%	1.70%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.16%	2.42%	1.70%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	4.39%	-1.19%	0.98%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	8.42%	5.39%	4.47%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	3.51%	1.81%	2.17%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge	0.84%	None	0.84%	6.04%	-1.01%	0.97%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%

C000257295 [Member] | American Beacon Man Large Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large- Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	12.68%
C000257295 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000257295 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000257295 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	13.99%
C000257295 [Member] | VALIC Company I Large Cap Core [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPM
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C000257295 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100 ® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	17.75%
Average Annual Total Returns, 10 Years [Percent]	17.33%
C000257295 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000257295 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	12.00%
C000257295 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.26%
C000257295 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000257295 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.18%
Average Annual Total Returns, 5 Years [Percent]	14.20%
Average Annual Total Returns, 10 Years [Percent]	11.69%
C000257295 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000257295 [Member] | Ariel Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
C000257295 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.91%
C000257295 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.31%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000257295 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.60%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000257295 [Member] | Ariel Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small- Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000257295 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	8.86%
C000257295 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	6.32%
C000257295 [Member] | VALIC Company I Small Cap Special Values Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Special Values Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.66%)
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	6.92%
C000257295 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	5.49%
C000257295 [Member] | Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.68%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	3.43%
C000257295 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000257295 [Member] | Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	3.70%
C000257295 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	5.58%
C000257295 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	7.21%
C000257295 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.54%
C000257295 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	4.64%
C000257295 [Member] | Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	2.91%
C000257295 [Member] | VALIC Company I Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
C000257295 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	16.65%
C000257295 [Member] | Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	7.50%
C000257295 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.30%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	6.16%
C000257295 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	4.46%
C000257295 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.49%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2015 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	5.60%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2020 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	6.05%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2025 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2030 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2035 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2040 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	10.70%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2045 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	8.56%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2050 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.38%
Average Annual Total Returns, 5 Years [Percent]	11.50%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2055 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000257295 [Member] | VALIC Company I T Rowe Price Retirement 2060 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	11.50%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000257295 [Member] | VALIC Company I Vanguard LifeStrategy Conservative Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
C000257295 [Member] | VALIC Company I Vanguard LifeStrategy Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000257295 [Member] | VALIC Company I Vanguard LifeStrategy Moderate Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
C000257295 [Member] | VALIC Company I Vanguard Wellington Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000257295 [Member] | Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000257295 [Member] | VALIC Company I Goldman Sachs VIT Government Money Market Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000257295 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	(1.19%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000257295 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.47%
C000257295 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000257295 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
C000257295 [Member] | VALIC Company I Vanguard LongTerm InvestmentGrade Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
C000257295 [Member] | VALIC Company I Vanguard LongTerm Treasury Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)